MAJOR CUSTOMERS (Summary of Accounts Receivable) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration of credit risk	63.00%	67.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		16.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk		19.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.00%	11.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.00%	21.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.00%